Investments (Credit Quality of Agricultural and Residential Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded Investment	$ 12,378	$ 12,391
% of Total	100.00%	100.00%
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded Investment	6,369	2,772
% of Total	100.00%	100.00%
Less than 65%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded Investment	11,743	11,461
% of Total	94.90%	92.50%
65% to 75%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded Investment	533	729
% of Total	4.30%	5.90%
76% to 80%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded Investment	17	84
% of Total	0.10%	0.70%
Greater than 80%
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded Investment	85	117
% of Total	0.70%	0.90%
Performing
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded Investment	6,196	2,693
% of Total	97.30%	97.10%
Nonperforming
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded Investment	$ 173	$ 79
% of Total	2.70%	2.90%